Related Party Transactions (Details) - USD ($)		1 Months Ended			5 Months Ended	12 Months Ended
	Aug. 19, 2020	Mar. 31, 2021	Oct. 22, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Offering and formation costs	$ 25,000
Shares issued (in Shares)				30,000
Administrative service expense			$ 10,000
Payments for fees					$ 20,000	$ 120,000
Accrued expenses					$ 20,000	$ 140,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination					Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into shares at a price of $10.00 per share. Such shares would be identical to the Private Placement Shares.
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeiture (in Shares)				375,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)	3,593,750	2,875,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)		718,750
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 12